Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 17,973,748	$ 16,075,466
Operating expenses:
General and administrative	1,350,742	462,121
Salaries, benefits, contractor costs	12,820,835	8,894,422
Marketing and commissions	18,471,073	19,136,253
Travel	546,081	714,804
Professional fees	1,158,597	1,284,994
Product and technology development	2,277,688	1,345,309
Depreciation and amortization	1,345,798	788,106
Total operating expenses	37,970,814	32,626,009
Net loss from operations	(19,997,067)	(16,550,543)
Other expense:
Interest (income)/expense	(1,176,502)	(1,309,997)
Gain on Debt Extinguishment	3,838,715
Loss from change in fair-value of convertible shareholder loans	(232,041)	(5,356,574)
Stock based Compensation	(7,824,176)	(39,674)
Foreign currency loss	(1,642,827)	(853,714)
Net loss before income taxes	(27,033,898)	(24,110,502)
Income tax benefit	488,940	222,099
Net loss	$ (26,544,958)	$ (23,888,403)
Loss per Share
Loss per Share, basic	$ (0.74)	$ (1.01)
Loss per Share, diluted	$ (0.74)	$ (1.01)
Weighted-average common shares outstanding, basic	35,745,864	23,566,694
Weighted-average common shares outstanding, diluted	35,745,864	23,566,694
Net Loss	$ (26,544,958)	$ (23,888,403)
Foreign currency translation adjustment net of tax	(4,047,936)	1,800,358
Other comprehensive income, net of tax	(4,047,936)	1,800,358
Comprehensive loss	$ (30,592,894)	$ (22,088,045)